RSU Activity Under 2007 Incentive Plan (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Grant-Date Fair Value
Granted	$ 2.27	$ 3.84	$ 1.10
Incentive Plan 2007
Number shares
Unvested at beginning of period	198,565
Granted	333,008
Vested	(80,991)
Forfeited	(78,439)
Unvested at end of period	372,143
Weighted Average Grant-Date Fair Value
Unvested at beginning of year	$ 3.33
Granted	$ 2.27
Vested	$ 3.24
Forfeited	$ 1.84
Unvested at end of year	$ 2.71
Aggregate intrinsic value
Unvested	$ 550,025
Vested	$ 203,238
Unvested	$ 409,357